T. ROWE PRICE CREDIT OPPORTUNITIES FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 68.9%
Aerospace & Defense 0.5%
TransDigm, 6.25%, 3/15/26 (1)	360	388
		388

Automotive 1.6%
Ford Motor Credit, 5.085%, 1/7/21	235	242
Ford Motor Credit, 5.75%, 2/1/21	235	244
Panther BF Aggregator 2, 6.25%, 5/15/26 (1)	140	145
Panther BF Aggregator 2, 8.50%, 5/15/27 (1)	335	326
Tesla, 5.30%, 8/15/25 (1)	234	209
		1,166

Broadcasting 4.2%
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	150	156
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	813	889
Diamond Sports Group, 5.375%, 8/15/26 (1)	330	347
Diamond Sports Group, 6.625%, 8/15/27 (1)	130	136
iHeartCommunications, 5.25%, 8/15/27 (1)	215	226
iHeartCommunications, 6.375%, 5/1/26	181	195
iHeartCommunications, 8.375%, 5/1/27	763	823
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	155	163
Nexstar Escrow, 5.625%, 7/15/27 (1)	200	208
		3,143

Building & Real Estate 0.9%
Greystar Real Estate Partners, 5.75%, 12/1/25 (1)	280	287
Howard Hughes, 5.375%, 3/15/25 (1)	330	340
		627

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 11.6%
Altice Financing, 7.50%, 5/15/26 (1)	200	212
Altice France, 8.125%, 2/1/27 (1)	455	502
Altice Luxembourg, 7.625%, 2/15/25 (1)	580	599
Altice Luxembourg, 7.75%, 5/15/22 (1)	84	86
Altice Luxembourg, 10.50%, 5/15/27 (1)	350	381
CCO Holdings, 5.00%, 2/1/28 (1)	333	348
CCO Holdings, 5.375%, 6/1/29 (1)	235	251
CCO Holdings, 5.50%, 5/1/26 (1)	725	764
CCO Holdings, 5.75%, 2/15/26 (1)	610	646
CCO Holdings, 5.875%, 5/1/27 (1)	610	647
CSC Holdings, 6.50%, 2/1/29 (1)	745	833
CSC Holdings, 6.625%, 10/15/25 (1)	600	640
CSC Holdings, 7.50%, 4/1/28 (1)	625	701
DISH DBS, 7.75%, 7/1/26	145	142
GCI, 6.625%, 6/15/24 (1)	125	133
Netflix, 5.375%, 11/15/29 (1)	170	184
Netflix, 5.875%, 11/15/28	215	241
Netflix, 6.375%, 5/15/29 (1)	260	300
Radiate Holdco, 6.875%, 2/15/23 (1)	335	341
Virgin Media Finance, 6.00%, 10/15/24 (1)	600	621
		8,572

Chemicals 1.4%
Consolidated Energy Finance, 6.875%, 6/15/25 (1)	395	406
Kissner Holdings, 8.375%, 12/1/22 (1)	395	408
PQ, 5.75%, 12/15/25 (1)	245	251
		1,065

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conglomerates 0.2%
General Electric, Series D, VR, 5.00% (2)(3)	138	126
		126

Consumer Products 0.2%
Energizer Holdings, 7.75%, 1/15/27 (1)	120	131
		131

Container 1.6%
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	550	554
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	200	206
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	200	212
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	225	242
		1,214

Energy 9.7%
Berry Petroleum, 7.00%, 2/15/26 (1)	140	128
Bruin E&P Partners, 8.875%, 8/1/23 (1)	115	82
Carrizo Oil & Gas, 6.25%, 4/15/23	190	180
Carrizo Oil & Gas, 8.25%, 7/15/25	305	296
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	375	414
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	325	374
Citgo Holding, 9.25%, 8/1/24 (1)	290	307
Covey Park Energy, 7.50%, 5/15/25 (1)	215	154
CrownRock, 5.625%, 10/15/25 (1)	370	366
DCP Midstream Operating, 6.75%, 9/15/37 (1)	215	226
DCP Midstream Operating, 8.125%, 8/16/30	46	58
Exterran Energy Solutions, 8.125%, 5/1/25	340	342
Gulfport Energy, 6.375%, 5/15/25	85	61
Gulfport Energy, 6.375%, 1/15/26	95	68
Hess, 7.30%, 8/15/31	475	591

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	270	269
Matador Resources, 5.875%, 9/15/26	335	326
Parsley Energy, 5.625%, 10/15/27 (1)	355	366
PDC Energy, 5.75%, 5/15/26	292	282
Seven Generations Energy, 5.375%, 9/30/25 (1)	345	331
Seven Generations Energy, 6.75%, 5/1/23 (1)	415	418
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	350	339
Targa Resources Partners, 6.50%, 7/15/27 (1)	150	163
Targa Resources Partners, 6.875%, 1/15/29 (1)	260	287
TransMontaigne Partners, 6.125%, 2/15/26	110	106
Transocean Guardian, 5.875%, 1/15/24 (1)	365	367
USA Compression Partners, 6.875%, 9/1/27 (1)	205	210
Vine Oil & Gas, 9.75%, 4/15/23 (1)	175	95
		7,206

Entertainment & Leisure 0.4%
Cedar Fair, 5.25%, 7/15/29 (1)	100	109
Cedar Fair, 5.375%, 4/15/27	190	204
		313

Financial 2.7%
Ally Financial, 5.75%, 11/20/25	275	313
AmWINS Group, 7.75%, 7/1/26 (1)	465	484
HUB International, 7.00%, 5/1/26 (1)	220	223
Nationstar Mortgage Holdings, 8.125%, 7/15/23 (1)	242	250
Navient, 7.25%, 9/25/23	260	289
Springleaf Finance, 6.125%, 3/15/24	225	245
Springleaf Finance, 6.875%, 3/15/25	155	176
		1,980

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Food/Tobacco 1.7%
B&G Foods, 5.25%, 4/1/25	480	486
Chobani, 7.50%, 4/15/25 (1)	275	253
Post Holdings, 5.625%, 1/15/28 (1)	265	280
Post Holdings, 5.75%, 3/1/27 (1)	250	266
		1,285

Gaming 3.4%
Caesars Resort Collection, 5.25%, 10/15/25 (1)	316	322
International Game Technology, 6.25%, 2/15/22 (1)	400	422
International Game Technology, 6.25%, 1/15/27 (1)	620	681
International Game Technology, 6.50%, 2/15/25 (1)	400	439
Scientific Games International, 8.25%, 3/15/26 (1)	185	195
Scientific Games International, 10.00%, 12/1/22	177	183
Stars Group Holdings, 7.00%, 7/15/26 (1)	250	265
		2,507

Healthcare 9.9%
Avantor, 6.00%, 10/1/24 (1)	335	359
Avantor, 9.00%, 10/1/25 (1)	1,085	1,219
Bausch Health, 7.00%, 3/15/24 (1)	645	682
Bausch Health, 7.25%, 5/30/29 (1)	166	176
Bausch Health, 9.00%, 12/15/25 (1)	460	518
Bausch Health Americas, 8.50%, 1/31/27 (1)	302	335
Eagle Holding II, 7.625%, 5/15/22 (1)(4)	125	126
HCA, 5.25%, 6/15/26	500	562
HCA, 5.375%, 2/1/25	1,215	1,349
HCA, 5.875%, 2/1/29	305	350
Hill-Rom Holdings, 5.75%, 9/1/23 (1)	150	155
Molina Healthcare, STEP, 5.375%, 11/15/22	350	374
NVA Holdings, 6.875%, 4/1/26 (1)	15	16

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Tenet Healthcare, 4.625%, 9/1/24 (1)	365	376
Tenet Healthcare, 4.875%, 1/1/26 (1)	365	376
WellCare Health Plans, 5.375%, 8/15/26 (1)	305	325
		7,298

Information Technology 2.5%
Dell International, 7.125%, 6/15/24 (1)	600	634
Go Daddy Operating, 5.25%, 12/1/27 (1)	95	100
Qorvo, 5.50%, 7/15/26	315	334
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	536	604
Uber Technologies, 8.00%, 11/1/26 (1)	190	199
		1,871

Manufacturing 0.7%
Apex Tool Group, 9.00%, 2/15/23 (1)	207	181
Colfax, 6.00%, 2/15/24 (1)	95	101
Colfax, 6.375%, 2/15/26 (1)	140	152
Park-Ohio Industries, 6.625%, 4/15/27	75	73
		507

Metals & Mining 2.4%
Constellium, 6.625%, 3/1/25 (1)	500	522
Freeport-McMoRan, 5.25%, 9/1/29	195	194
Freeport-McMoRan, 6.875%, 2/15/23	175	183
Hudbay Minerals, 7.625%, 1/15/25 (1)	180	183
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (1)	24	25
New Gold, 6.375%, 5/15/25 (1)	332	297
Novelis, 6.25%, 8/15/24 (1)	160	167
Zekelman Industries, 9.875%, 6/15/23 (1)	165	174
		1,745

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Other Telecommunications 0.8%
CenturyLink, 7.50%, 4/1/24	215	238
Zayo Group, 5.75%, 1/15/27 (1)	365	372
		610

Satellites 4.2%
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	810	802
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	995	1,152
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	779	799
Iridium Communications, 10.25%, 4/15/23 (1)	329	355
		3,108

Services 2.0%
eG Global Finance, 6.75%, 2/7/25 (1)	200	193
Fair Isaac, 5.25%, 5/15/26 (1)	40	43
Harsco, 5.75%, 7/31/27 (1)	215	223
HD Supply, 5.375%, 10/15/26 (1)	175	185
Hertz, 7.125%, 8/1/26 (1)	240	244
Laureate Education, 8.25%, 5/1/25 (1)	140	152
Prime Security Services Borrower, 9.25%, 5/15/23 (1)	116	122
Ritchie Bros Auctioneers, 5.375%, 1/15/25 (1)	325	340
		1,502

Supermarkets 1.1%
New Albertsons, 5.875%, 2/15/28 (1)	305	322
New Albertsons, 7.45%, 8/1/29	15	15
New Albertsons, 7.50%, 3/15/26 (1)	405	451
New Albertsons, 8.00%, 5/1/31	5	5
		793

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Utilities 3.0%
Clearway Energy Operating, 5.75%, 10/15/25 (1)	165	172
Edison International, 2.40%, 9/15/22	135	133
Edison International, 2.95%, 3/15/23	80	80
Hat Holdings I / Hat Holdings II, 5.25%, 7/15/24 (1)	220	232
NRG Energy, 5.25%, 6/15/29 (1)	190	202
NRG Energy, 5.75%, 1/15/28	315	340
NRG Energy, 6.625%, 1/15/27	220	238
NRG Energy, 7.25%, 5/15/26	325	357
Vistra Energy, 8.00%, 1/15/25 (1)	44	46
Vistra Energy, 8.125%, 1/30/26 (1)	140	150
Vistra Operations, 5.50%, 9/1/26 (1)	290	305
		2,255

Wireless Communications 2.2%
Sprint, 7.125%, 6/15/24	205	226
Sprint, 7.25%, 9/15/21	305	327
Sprint, 7.875%, 9/15/23	135	152
Sprint Capital, 8.75%, 3/15/32	125	156
Sprint Communications, 11.50%, 11/15/21	225	264
T-Mobile USA, 6.50%, 1/15/26	465	499
		1,624

Total Corporate Bonds (Cost $48,887)		51,036

BANK LOANS 16.1% (5)
Automotive 0.5%
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.70%, 11/6/24	355	353
		353

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 1.3%
iHeartCommunications, FRN, 3M USD LIBOR + 4.00%, 6.23%,
5/1/26	624	625
iHeartCommunications, FRN, 3M USD LIBOR + 6.75%, 9.052%,
1/30/19 (6)(7)(8)	235	172
NEP Group, FRN, 3M USD LIBOR + 7.00%, 9.112%, 10/19/26	195	191
		988

Energy 0.7%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 6.362%, 6/24/24	201	183
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 9.062%, 8/9/22
Acquisition Date: 8/9/17-3/1/19, Cost: $313 (7)(9)	316	313
		496

Financial 0.3%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 5.866%,
2/24/25	197	197
		197

Food/Tobacco 0.2%
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.612%, 10/10/23	155	152
		152

Information Technology 1.0%
Refinitiv U.S. Holdings, FRN, 3M USD LIBOR + 3.75%, 5.862%,
10/1/25	740	743
		743

Metals & Mining 1.1%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.862%,
2/27/23	541	541
Zekelman Industries, FRN, 3M USD LIBOR + 2.25%, 4.362%,
6/14/21	288	288
		829

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)

Publishing 0.2%
Harland Clarke Holdings, FRN, 3M USD LIBOR + 4.75%, 7.08%,
11/3/23	194	151
		151

Real Estate Investment Trust Securities 0.5%
Capital Automotive, FRN, 3M USD LIBOR + 6.00%, 8.12%,
3/24/25	366	367
		367

Satellites 0.3%
Space Exploration Technologies, FRN, 3M USD LIBOR +
4.25%, 6.362%, 11/21/25 (7)	244	243
		243

Services 4.5%
Kronos, FRN, 3M USD LIBOR + 3.00%, 5.253%, 11/1/23	1,215	1,214
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.503%, 11/1/24	1,650	1,686
Prime Securities Services Borrower, FRN, 3M USD LIBOR +
2.75%, 4.862%, 5/2/22	273	273
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 9.112%,
5/29/26	185	176
		3,349

Supermarkets 0.6%
Albertson's, FRN, 3M USD LIBOR + 2.75%, 4.862%, 8/17/26	435	437
		437

Utilities 0.5%
Pacific Gas & Electric , FRN, 3M USD LIBOR + 2.25%, 4.50%,
12/31/20 (10)	410	411
		411

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 4.4%
Asurion, FRN, 3M USD LIBOR + 3.00%, 5.112%, 11/3/24	821	821
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.612%, 8/4/25	2,380	2,413
		3,234

Total Bank Loans (Cost $11,971)		11,950
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.3%
U.S. Government Agency Obligations 2.3%
U.S. Treasury Notes, 2.125%, 3/31/24	1,675	1,728
		1,728

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$1,660)		1,728
CONVERTIBLE BONDS 0.5%
Automotive 0.5%
Tesla Energy Operations, 1.625%, 11/1/19	337	332
		332

Energy 0.0%
Cheniere Energy, 4.25%, 3/15/45	25	19
		19

Total Convertible Bonds (Cost $336)		351
COMMON STOCKS 1.4%
Cable Operators 0.3%
GCI Liberty Class A	3	204
		204

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy 0.2%
Frontera Energy (CAD)	—	2
Frontera Energy	15	142
		144

Media & Advertising 0.3%
Clear Channel Outdoor Holdings (6)	86	225
		225

Media & Communications 0.6%
iHeartMedia, Class A (6)	32	441
		441

Wireless Communications 0.0%
T-Mobile USA, EC, 4.75%, 2/1/28 (6)(7)	230	1
T-Mobile USA, EC, 6.50%, 1/15/26 (6)(7)	370	4
		5

Total Common Stocks (Cost $1,117)		1,019

CONVERTIBLE PREFERRED STOCKS 2.8%
ENERGY 0.5%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17,
Cost: $392 (3)(9)	—	379
		379

Health Care 0.6%
Avantor, Series A, 6.25%, 5/15/22	5	297
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2	140
		437

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

	Par/Shares	$ Value
(Amounts in 000s)
MANUFACTURING 0.3%
Danaher, Series A, 4.75%, 4/15/22	—	225
		225

Utilities 1.1%
American Electric Power, 6.125%, 3/15/22	4	220
NextEra Energy, 6.123%, 9/1/19	3	207
Sempra Energy, Series A, 6.00%, 1/15/21	2	226
Southern, Series A, 6.75%, 8/1/22	4	188
		841

Wireless Communications 0.3%
Crown Castle International, Series A, 6.875%, 8/1/20	—	239
		239

Total Convertible Preferred Stocks (Cost $1,862)		2,121
SHORT-TERM INVESTMENTS 7.1%
Money Market Funds 7.1%
T. Rowe Price Government Reserve Fund, 2.15% (11)(12)	5,240	5,240
Total Short-Term Investments (Cost $5,240)		5,240

Total Investments in Securities 99.1%
(Cost $71,073)		$73,445
Other Assets Less Liabilities 0.9%		663
Net Assets 100.0%		$74,108

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $37,580 and represents 50.7% of net assets.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Non-income producing
(7)	Level 3 in fair value hierarchy.
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $692 and represents 0.9% of net assets.
(10)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at August 31, 2019, was $103 and was valued at $103 (0.1% of net assets).
(11)	Seven-day yield
(12)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CAD	Canadian Dollar
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
FRN	Floating Rate Note
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

(Amounts In 000s)
SWAPS 0.0%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)*	$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23) Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	365	53	52	1
Goldman Sachs, Protection Bought (Relevant
Credit: CenturyLink, 6.15%, 9/15/19), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/23	156	5	16	(11)
Total Bilateral Credit Default Swaps, Protection Bought			68	(10)

Total Bilateral Swaps			68	(10)

* Includes interest purchased or sold but not yet collected of $(2).

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$37	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Government
Reserve Fund	$5,075	¤	¤	$5,240	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $37 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,240.

The accompanying notes are an integral part of this Portfolio of Investment.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE CREDIT OPPORTUNITIES FUND

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	53,115	—	53,115
Bank Loans	—	11,222	728	11,950
Common Stocks	870	144	5	1,019
Convertible Preferred Stocks	—	2,121	—	2,121
Short-Term Investments	5,240	—	—	5,240
Total Securities	6,110	66,602	733	73,445
Swaps	—	58	—	58
Total	$6,110	$ 66,660	$ 733	$ 73,503

1 Includes Corporate Bonds, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2019, totaled $(2,000) for the period ended August 31, 2019. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

($000s)
	Beginning				Ending
	Balance	Gain (Loss)		Transfers Into	Balance
	6/1/19	During Period	Total Sales	Level 3	8/31/19
Investment in Securities
Common Stocks	$5	$–	$–	$–	$5
Bank Loans	745	4	(195)	174	728

Total	$750	$4	$(195)	$174	$733